Interest Rate Benchmark Reform - Derivatives Directly Affected (Details) number in Millions	Dec. 31, 2020
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	54,395
Maturing after transition date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	26,474
GBP LIBOR
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	47,421
GBP LIBOR | Maturing after transition date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	23,030
USD LIBOR
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	6,196
USD LIBOR | Maturing after transition date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	2,724
Other
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	778
Other | Maturing after transition date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	720
Cash flow hedges
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	20,317
Cash flow hedges | Maturing after transition date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	13,115
Cash flow hedges | GBP LIBOR
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	15,198
Cash flow hedges | GBP LIBOR | Maturing after transition date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	10,553
Cash flow hedges | USD LIBOR
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	5,119
Cash flow hedges | USD LIBOR | Maturing after transition date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	2,562
Cash flow hedges | Other
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	0
Cash flow hedges | Other | Maturing after transition date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	0
Fair value hedges
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	34,078
Fair value hedges | Maturing after transition date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	13,359
Fair value hedges | GBP LIBOR
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	32,223
Fair value hedges | GBP LIBOR | Maturing after transition date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	12,477
Fair value hedges | USD LIBOR
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	1,077
Fair value hedges | USD LIBOR | Maturing after transition date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	162
Fair value hedges | Other
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	778
Fair value hedges | Other | Maturing after transition date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	720